Share-Based Compensation	6 Months Ended
Jun. 30, 2026
Share-Based Compensation [Abstarct]
SHARE-BASED COMPENSATION

NOTE 9 – SHARE-BASED COMPENSATION

The Company has adopted a share-based compensation plan, the 2022 Share Incentive Plan (the Plan), from which share-based compensation awards can be granted to employees, directors and consultants. As of June 30, 2026, there were 18,021 ADSs authorized for issuance and not yet issued under the Plan.

The Company has issued stock option, restricted share unit (RSU) and restricted share (RS) awards to management, other employees, consultants, and directors. These awards usually vest ratably over a three-year period and the option awards usually expire after a term of four years from the date of grant. During the first six months of 2026, the Company allocated stock options vesting into 3,333 ADSs to a consultant, and RSs vesting into 45,000 ADSs to an officer and employees.

RSUs represent the right to receive ADSs upon vesting and do not convey shareholder rights until settlement. RS awards represent issued shares that are subject to forfeiture until vested and generally convey shareholder rights, including voting and dividend rights, from the date of grant, subject to the terms of the applicable award agreements.

The fair value of the Company’s stock options granted to a consultant for the six months ended June 30, 2026 was estimated using the following assumptions:

2026
Expected volatility	105.25%
Risk free interest rate	3.91%
Expected dividend	-
Expected term (in years)	4

The expected volatility was determined on the basis of a weighted-average share price volatility of the Company, for a period equal to the share options expected terms. The risk-free interest rate is based on the yield from U.S. treasury bonds with an equivalent term. The Company has historically not paid dividends and has no foreseeable plans to pay dividends. Share price was determined according to quoted share prices on Nasdaq.

Transactions related to employees, directors, and consultants options granted under the Company’s options plan during the six months ended June 30, 2026 were as follows:

	Number of options	Weighted average exercise price (USD)	Weighted average remaining contractual term (in years)	Aggregate Intrinsic Value (USD)
Outstanding at January 1, 2026	7,543,770	0.57	5.1	0.023
Granted	40,000,000	0.0000025	3.75	0.0001
Expired	(448,000)	0.48	-	-
Outstanding at June 30, 2026	47,095,770	0.09	3.92	0.004
Vested and expected to vest at end of period	47,095,770	0.09	3.92	-
Exercisable at June 30, 2026	13,792,437	0.3	4.35

Transactions related to restricted share units (RSUs) during the six months ended June 30, 2026, were as follows:

	Number of RSU	Weighted average grant date fair value (USD)
Outstanding at January 1, 2026	124,128,000	0.002
Granted	-	-
Vested	(40,744,000)	0.003
Forfeited	(51,192,000)	0.001
Outstanding at June 30, 2026	32,192,000	0.01

Transactions related to restricted stocks (RSs) during the six months ended June 30, 2026, were as follows:

	Number of RS	Weighted average grant date fair value (USD)
Outstanding at January 1, 2026	-	-
Granted	540,000,000	0.0004
Vested	(90,000,000)	0.0004
Forfeited	-	-
Outstanding at June 30, 2026	450,000,000	0.0004

The total equity-based compensation expense related to all of the Company’s equity-based awards recognized for the six months ended June 30, 2026 and 2025 amounted to approximately USD 72 thousand and USD 184 thousand, respectively.